Note 8 - Income Tax	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
NOTE 8.	INCOME TAX

A summary of income tax (expense) benefit is as follows.

[US$ thousands]	Year ended December 31,
Income tax (expense) benefit	2018	2019	2020
Current income taxes	(4,322)	(5,112)	1,983
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	(615)	(322)	(1,272)
Deferred taxes	(1,544)	(168)	1,164
Income tax (expense) benefit	(6,481)	(5,602)	1,876

Income tax (expense) benefit is attributable to:
Profit from continuing operations	(6,481)	(2,658)	(75)
Profit from discontinued operation	-	(2,944)	1,950

(
1
)
 Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.

The Group's parent company is domiciled in the Cayman Islands, where the applicable tax rate is zero. With the headquarter of the Group being located in Norway and a large share of the income from the browser and news segment being recognized by Opera Norway AS, the reconciliation of the expected to actual income tax (expense) benefit effective tax rate is based on the applicable tax rate in Norway, which was
22%
in
2020
and
2019
(
2018:
23%
). The tax rate in Norway will remain
22%
in
2021.

[US$ thousands]	Year ended December 31,
Reconciliation of tax (expense) benefit to Norwegian nominal statutory tax rate	2018	2019	2020
Profit from continuing operations before income tax expense	40,700	43,396	37,507
Profit from discontinued operation before income tax expense	941	20,105	139,792
Basis for calculation of the tax (expense) benefit	41,641	63,500	177,299
Tax expense at nominal tax rate in Norway	(9,577)	(13,970)	(39,006)
Effect of different tax rates applied by subsidiaries	(167)	(2,118)	11,543
Permanent differences
Tax effect of translation differences exempted for tax	218	1,155	99
Tax effect of financial items exempted from tax	1,726	1,917	20,143
Tax effects of losses in associates and joint ventures which are non-deductible	(744)	383	2,200
Withholding taxes paid	-	(232)	(271)
Net other permanent differences (not) tax deductible	(617)	4,269	5,313
Other effects
Change to previously recognized deferred tax assets	1,589	27	246
Currency effect on income tax (expense) benefit, adjustments recognized in the period for current tax of prior periods and other effects	(615)	3,162	670
Change in unrecognized deferred tax assets	1,144	(314)	952
Change in tax rate	561	119	(14)
Income tax (expense) benefit for the year	(6,481)	(5,602)	1,876
Effective tax rate	15.6%	8.8%	-1.1%

The following summarizes the Group's deferred tax assets and liabilities.

[US$ thousands]	As of December 31,
Deferred tax asset and deferred tax liability	2019	2020
Furniture, fixtures and equipment, and intangible assets	22,703	21,969
Other	(8,479)	(1,274)
Trade receivables	(121)	(591)
Intercompany interest costs subject to limitations	(7,714)	(9,361)
Withholding tax expected to be credited (credit method)	(1,065)	(364)
Tax losses carried forward	(1,003)	(3,017)
Net deferred tax liability recognized	4,322	7,362

The following summarizes the Group's changes in deferred taxes during the periods.

[US$ thousands]	As of December 31,
Change in net deferred tax liability	2019	2020
Net deferred tax liability as of January 1	12,414	4,322
Expense (benefit) in Statement of Operations	(8,092)	3,040
Net deferred tax liability	4,322	7,362

[US$ thousands]	As of December 31,
Deferred tax assets and liabilities	2019	2020
Deferred tax assets	6,204	4,383
Deferred tax liabilities	10,526	11,745
Net deferred tax liability	4,322	7,362

Deferred tax liability related to furniture, fixtures and equipment

The deferred tax liability relates mainly to excess values identified in the purchase price allocation performed in accounting for the acquisition of Opera Norway AS (formerly Opera Software AS) with subsidiaries in
2016.

Deferred tax assets on interest charges carried forward

Deferred tax assets relate to Norwegian limitations to interest deductions on intercompany loans, carried forward due to restrictions. The interest subject to limitations must be utilized within ten
years.

Management has assessed that there is convincing evidence that future taxable profits will be available in order to utilize the interest charges within the time restriction period.